Description of Business (Details)	9 Months Ended
Sep. 30, 2025 USD ($)
Description of Business (Details) [Line Items]
Consulting fee (in Dollars)	$ 10,000
Minimum [Member]
Description of Business (Details) [Line Items]
Square foot area	5,000
Maximum [Member]
Description of Business (Details) [Line Items]
Square foot area	10,000